Schedule of non-cancellable lease contracts (Details)	Dec. 31, 2023
May 1, 2023 to April 30, 2025 [Member] | Director’s quarter, Kowloon, Hong Kong [Member]
Lessee, Lease, Description [Line Items]
Term	24 months
Imputed interest rate	5.60%
January 1, 2023 to December 31, 2024 [Member] | Office, Kowloon, Hong Kong [Member]
Lessee, Lease, Description [Line Items]
Term	24 months
Imputed interest rate	5.60%
July 16, 2014 to July 15, 2024 [Member] | Production plant and administration facility, Shenzhen, PRC [Member]
Lessee, Lease, Description [Line Items]
Term	10 years
Imputed interest rate	4.30%